Capitalized Software - Summary of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Capitalized software	$ 5,927,719	$ 8,094,385	$ 7,161,571
Accumulated amortization	(2,569,519)	(3,505,679)	(1,186,727)
Net carrying amount		4,588,706	5,974,844
Capitalized software in-process			330,010
Capitalized software, net	$ 3,358,200	$ 4,588,706	$ 6,304,854